Pension Plans and Other Post-Retirement Benefits - Schedule of Net Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Current service cost	$ 43	$ 38
Administrative expense	1	1
Net interest expense (income)	13	7
Other long-term employee benefit losses (gains)	5	3
Net benefit expense	62	49
Pension
Disclosure of defined benefit plans [line items]
Current service cost	35	32
Administrative expense	1	1
Net interest expense (income)	2	(4)
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	38	29
Other post-retirement
Disclosure of defined benefit plans [line items]
Current service cost	8	6
Administrative expense	0	0
Net interest expense (income)	11	11
Other long-term employee benefit losses (gains)	5	3
Net benefit expense	$ 24	$ 20